Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2018	Mar. 31, 2018
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 23,420,966	¥ 24,302,543
Loans		84,555,759	83,204,742
Total		204,178,804	204,255,642
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		2,112,335	1,832,870
Trading account liabilities		9,744,238	13,115,270
Total		194,346,967	194,751,942
Maximum exposure to loss		445,000	538,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		95,000	89,000
Investments		136,000	210,000
Loans		133,000	163,000
Total		364,000	462,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		42,000	38,000
Trading account liabilities		1,000	1,000
Total		43,000	39,000
Maximum exposure to loss	[1]	¥ 445,000	¥ 538,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.